Financial risk management (Tables)	12 Months Ended
Dec. 31, 2020
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Foreign Currency Sensitivity

Year ended December 31 (€, in millions)	2019		2020
	Impact on net income	Impact on equity	Impact on net income	Impact on equity
US dollar	(11.5)	30.2	(4.3)	34.4
Japanese yen	4.2	(0.9)	(13.4)	—
Taiwanese dollar	(6.2)	—	1.3	—
Other currencies	(4.0)	—	(3.9)	—
Total	(17.5)	29.3	(20.3)	34.4

Schedule of Interest Rate Sensitivity

Year ended December 31 (€, in millions)	2019		2020
	Impact on net income	Impact on equity	Impact on net income	Impact on equity
Effect of a 1.0% point increase in interest rates	17.2	—	43.5	—

Summary of Notional Amounts and Estimated Fair Values of Financial Instruments
The following table summarizes the notional amounts and estimated fair values of our derivative financial instruments:

Year ended December 31 (€, in millions)	2019		2020
	Notional amount	Fair Value	Notional amount	Fair Value
Forward foreign exchange contracts	142.6	(0.7)	182.0	(17.6)
Interest rate swaps	3,000.0	134.3	3,000.0	160.4

Derivative Financial Instruments Per Category

The following table summarizes our derivative financial instruments per category:

Year ended December 31 (€, in millions)	2019		2020
	Assets	Liabilities	Assets	Liabilities
Interest rate swaps — fair value hedges	134.3	—	160.4	—
Forward foreign exchange contracts — cash flow hedges	2.4	0.6	0.9	15.1
Forward foreign exchange contracts — no hedge accounting	0.8	3.3	1.5	4.9
Total	137.5	3.9	162.8	20.0
Less non-current portion:
Interest rate swaps — fair value hedges	103.0	—	123.8	—
Total non-current portion	103.0	—	123.8	—
Total current portion	34.5	3.9	39.0	20.0

Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis
The following tables present our financial assets and financial liabilities that are measured at fair value on a recurring basis:

Year ended December 31, 2020 (€, in millions)	Level 1	Level 2	Level 3	Total
Assets measured at fair value
Derivative financial instruments	—	162.8	—	162.8
Money market funds	3,841.9	—	—	3,841.9
Short-term investments	—	1,302.2	—	1,302.2
Total	3,841.9	1,465.0	—	5,306.9
Liabilities measured at fair value
Derivative financial instruments	—	20.0	—	20.0
Assets and Liabilities for which fair values are disclosed
Long-term debt [1]	4,798.8	—	—	4,798.8
1.Long-term debt relates to Eurobonds. See Note 16 Long-term debt and interest and other costs.

Year ended December 31, 2019 (€, in millions)	Level 1	Level 2	Level 3	Total
Assets measured at fair value
Derivative financial instruments	—	137.5	—	137.5
Money market funds	2,139.7	—	—	2,139.7
Short-term investments	—	1,185.8	—	1,185.8
Total	2,139.7	1,323.3	—	3,463.0
Liabilities measured at fair value
Derivative financial instruments	—	3.9	—	3.9
Assets and Liabilities for which fair values are disclosed
Long-term debt [1]	3,247.7	—	—	3,247.7
1.Long-term debt relates to Eurobonds. See Note 16 Long-term debt and interest and other costs.